Property, Plant and Equipment (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	R$ 497,565	R$ 574,029
Property, Plant and Equipment, Impairment		R$ (701,832)